INTEREST RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Interest Receivable and Other Assets [Abstract]
Interest receivable	$ 983,034	$ 0
Unused fees receivable	16,473	0
Other fees receivable	7,813	0
Total interest receivable	$ 1,007,320	$ 0